Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	AMERICAN FUNDS CORPORATE BOND FUND
Entity Central Index Key	0001553195
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Aug. 01, 2019
AMERICAN FUNDS CORPORATE BOND FUND® | Class T
Prospectus:
Trading Symbol	TFBBX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-T
Prospectus:
Trading Symbol	TABBX
AMERICAN FUNDS CORPORATE BOND FUND® | Class F-3
Prospectus:
Trading Symbol	CFBFX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-5E
Prospectus:
Trading Symbol	RCBHX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-2E
Prospectus:
Trading Symbol	RCBGX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-E
Prospectus:
Trading Symbol	COBEX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-C
Prospectus:
Trading Symbol	COBCX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-A
Prospectus:
Trading Symbol	COBAX
AMERICAN FUNDS CORPORATE BOND FUND® | Class F-2
Prospectus:
Trading Symbol	BFCGX
AMERICAN FUNDS CORPORATE BOND FUND® | Class F-1
Prospectus:
Trading Symbol	BFCFX
AMERICAN FUNDS CORPORATE BOND FUND® | Class C
Prospectus:
Trading Symbol	BFCCX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-6
Prospectus:
Trading Symbol	RCBFX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-5
Prospectus:
Trading Symbol	RCBEX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-4
Prospectus:
Trading Symbol	RCBDX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-3
Prospectus:
Trading Symbol	RCBCX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-2
Prospectus:
Trading Symbol	RCBBX
AMERICAN FUNDS CORPORATE BOND FUND® | Class R-1
Prospectus:
Trading Symbol	RCBAX
AMERICAN FUNDS CORPORATE BOND FUND® | Class 529-F-1
Prospectus:
Trading Symbol	COBFX
AMERICAN FUNDS CORPORATE BOND FUND® | Class A
Prospectus:
Trading Symbol	BFCAX